UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	06/30/2012



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Coral Gables, FL         July 19, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              35
                                                  -----------------------

Form 13F Information Table Value Total:            $ 161907(x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table

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FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
DJ-UBS COMMODITY INDEX ETN        A     06738C778       13        313SH          SOLE        NONE              313
iSHARES HIGH DIVIDEND  YIELD      A     46429B663     8490     143052SH          SOLE        NONE           143052
iSHARES MSCI EAFE                 A     464287465       72       1447SH          SOLE        NONE             1447
iSHARES MSCI EMERGING MKTS        A     464287234        2         48SH          SOLE        NONE               48
ISHARES MSCI EX-US		  A 	464288240        7        180SH          SOLE        NONE              180
iSHARES MSCI JAPAN                A     464286848        1        100SH          SOLE        NONE              100
iSHARES S&P GLBL INDX             A     464287572        4         76SH          SOLE        NONE               76
iSHARES S&P MID VALUE             A     464287705    19037     233242SH          SOLE        NONE           233242
iSHARES S&P SM VALUE              A     464287879       42        562SH          SOLE        NONE              562
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       21        253SH          SOLE        NONE              253
iSHARES TR DJ TOTAL MARKET        A     464287846       11        165SH          SOLE        NONE              165
iSHARES TR DJ US FINL             A     464287788        1         20SH          SOLE        NONE               20
iSHARES TR LEHMAN BD FD           A     464287226      285       2561SH          SOLE        NONE             2561
PIMCO ENHANCED SHORT MAT          A     72201R833     9516      94137SH          SOLE        NONE            94137
RUSSELL 1000 iSHARES              A     464287622      369       4909SH          SOLE        NONE             4909
RUSSELL 2000 iSHARES              A     464287655       64        804SH          SOLE        NONE              804
RUSSELL 2000 VALUE iSHARES        A     464287630       79       1117SH          SOLE        NONE             1117
RUSSELL 3000 iSHARES              A     464287689   101792    1266231SH          SOLE        NONE          1266231
RUSSELL MIDCAP VALUE iSHARES      A     464287473      358       7731SH          SOLE        NONE             7731
S&P 500 BARRA GROWTH iSHARES      A     464287309        7         94SH          SOLE        NONE               94
S&P 500 iSHARES                   A     464287200      403       2946SH          SOLE        NONE             2946
SCHWAB EMG MKT EQUITY ETF         A     808524706       31       1318SH          SOLE        NONE             1318
SCHWAB INTL EQUITY ETF            A     808524805       68       2802SH          SOLE        NONE             2802
SCHWAB INTL SMALL CAP ETF         A     808524888       20        828SH          SOLE        NONE              828
SCHWAB LG-CAP VALUE ETF           A     808524409       14        450SH          SOLE        NONE              450
SCHWAB US BROAD MKT ETF           A     808524102      226       6903SH          SOLE        NONE             6903
SCHWAB US DIVIDEND EQUITY ETF     A     808524797        2         81SH          SOLE        NONE               81
SCHWAB US SMALL-CAP ETF           A     808524607        6        172SH          SOLE        NONE              172
SPDR TRUST UNIT SR                A     78462F103       46        339SH          SOLE        NONE              339
VANGUARD DIV APPRECIATION         A     921908844     9006     158856SH          SOLE        NONE           158856
VANGUARD IDX FDS GROWTH           A     922908736        0          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        3         45SH          SOLE        NONE               45
VANGUARD MEGA CAP 300 IDX         A     921910873     8831     188806SH          SOLE        NONE           188806
VANGUARD TOTAL BOND MKT           A     921937835       20        232SH          SOLE        NONE              232
VANGUARD TOTAL STOCK MKT IDX      A     922908769     3060      43899SH          SOLE        NONE            43899

TOTAL                                              $161907(x1000)

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